Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, classified by type and category, as of December 31, 2017 and 2016, is as follows:

		December 31, 2017
	Financial assets held for trading (*)	Held-to-maturity investments (*)	Loans and receivables	Available-for-sale financial assets	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Derivative instruments	402,716	—	—	—	20,038,433
Other financial assets	—	185,913	478,880,650	—	—
Total Current	402,716	185,913	478,880,650	—	20,038,433

Equity instruments	—	—	—	2,628,501	—
Derivative instruments	—	—	—	—	30,789,703
Other financial assets	—	—	36,182,399	—	—
Total Non-current	—	—	36,182,399	2,628,501	30,789,703

Total	402,716	185,913	515,063,049	2,628,501	50,828,136

		December 31, 2016
	Financial assets held for trading (*)	Held-to-maturity investments (*)	Loans and receivables	Available-for-sale financial assets	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Derivative instruments	—	—	—	—	121,443
Other financial assets	—	462,801	464,235,411	—	—
Total Current	—	462,801	464,235,411	—	121,443

Equity instruments	—	—	—	2,641,620	—
Derivative instruments	—	—	—	—	25,533,189
Other financial assets	—	652,733	33,500,105	—	—
Total Non-current	—	652,733	33,500,105	2,641,620	25,533,189

Total	—	1,115,534	497,735,516	2,641,620	25,654,632

(*) See note 7.

Summary of Financial Liabilities Classified by Type and Category
b)	The detail of financial liabilities, classified by type and category, as of December 31, 2017 and 2016, is as follows:

	December 31, 2017
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	17,255,692	—
Derivative instruments	1,255,478	—	304,278
Other financial liabilities	—	670,642,077	—
Total Current	1,255,478	687,897,769	304,278

Interest-bearing loans	—	760,932,929	—
Derivative instruments	—	—	21,045,216
Other financial liabilities	—	978,342	—
Total Non-current	—	761,911,271	21,045,216

Total	1,255,478	1,449,809,040	21,349,494

	December 31, 2016
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	18,013,114	—
Derivative instruments	7,369,481	—	313,571
Other financial liabilities	—	617,955,794	—
Total Current	7,369,481	635,968,908	313,571

Interest-bearing loans	—	802,046,968	—
Derivative instruments	2,987,830	—	48,981,953
Other financial liabilities	—	1,734,640	—
Total Non-current	2,987,830	803,781,608	48,981,953

Total	10,357,311	1,439,750,516	49,295,524

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2017 and 2016, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	December 31, 2017
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	20,038,433	30,789,703	304,278	21,045,216
Cash flow hedge	20,038,433	30,789,703	304,278	21,045,216
Total	20,038,433	30,789,703	304,278	21,045,216

	December 31, 2016
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	121,443	25,533,189	313,571	48,981,953
Cash flow hedge	121,443	25,533,189	313,571	48,981,953
Total	121,443	25,533,189	313,571	48,981,953

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

Detail of hedging	Description of hedging instrument	Description of hedged item	Fair value of hedged item	Fair value of hedged item	Type of risk hedged
instrument			12-31-2017	12-31-2016
			ThCh$	ThCh$
SWAP	Exchange rate	Unsecured obligations (bonds) (*)	7,696,061	(23,640,892)	Cash Flow
FORWARD	Exchange rate	Revenues	21,782,581	—	Cash Flow

(*) See note 18.2.

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

As of December 31, 2017 and 2016, financial derivative transactions recorded at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2017				December 31, 2016
	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	402,716	1,255,478	—	—	—	7,369,481	—	2,987,830

(*) See note 18.

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following tables present the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2017 and 2016:

	December 31, 2017
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	—	—	—	—	—	—	—
Cash flow hedge	—	—	—	—	—	—	—
Exchange rate hedge:	29,478,642	306,350,419	525,812,635	—	—	—	832,163,054
Cash flow hedge	29,478,642	306,350,419	525,812,635	—	—	—	832,163,054
Derivatives not designated for hedge accounting	(852,762)	19,682,638	—	—	—	—	19,682,638
Total	28,625,880	326,033,057	525,812,635	—	—	—	851,845,692

	December 31, 2016
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	—	—	—	—	—	—	—
Cash flow hedge	—	—	—	—	—	—	—
Exchange rate hedge:	(23,640,892)	—	—	523,686,966	—	—	523,686,966
Cash flow hedge	(23,640,892)	—	—	523,686,966	—	—	523,686,966
Derivatives not designated for hedge accounting	(10,357,311)	49,738,751	21,434,625	—	—	—	71,173,376
Total	(33,998,203)	49,738,751	21,434,625	523,686,966	—	—	594,860,342

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

		Fair Value Measured at End of Reporting Period Using:
	12-31-2017	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	50,828,136	—	50,828,136	—
Financial derivatives not designated for hedge accounting	402,716	—	402,716	—
Commodity derivatives not designated as cash flow hedges	9,940,955	—	9,940,955	—
Commodity derivatives designated as cash flow hedges	5,742,633	—	5,742,633
Available-for-sale financial assets, non-current	33,158	33,158	—	—
Total	66,947,598	33,158	66,914,440	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	21,349,494	—	21,349,494	—
Financial derivatives not designated for hedge accounting	1,255,478	—	1,255,478	—
Commodity derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives designated as cash flow hedges	889,026	—	889,026	—
Total	23,493,998	—	23,493,998	—
		Fair Value Measured at End of Reporting Period Using:
	12-31-2016	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	25,654,632	—	25,654,632	—
Commodity derivatives not designated for hedge accounting	875,841	—	875,841	—
Commodity derivatives designated as cash flow hedges	16,159,565	—	16,159,565	—
Available-for-sale financial assets, non-current	25,381	25,381	—	—
Total	42,715,419	25,381	42,690,038	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	49,295,524	—	49,295,524	—
Financial derivatives not designated for hedge accounting	10,357,311	—	10,357,311	—
Commodity derivatives not designated for hedge accounting	40,013	—	40,013	—
Commodity derivatives designated as cash flow hedges	1,063,193	—	1,063,193	—
Total	60,756,041	—	60,756,041	—